EVENTS SUBSEQUENT TO BALANCE DATE	12 Months Ended
Jun. 30, 2023
EVENTS SUBSEQUENT TO BALANCE DATE [Abstract]
EVENTS SUBSEQUENT TO BALANCE DATE
21.	EVENTS SUBSEQUENT TO BALANCE DATE

As at the date of this report there are no other matters or circumstances which have arisen since June 30, 2023 that have significantly affected or may significantly affect:

•	the operations, in financial years subsequent to June 30, 2023, of the Group;

•	the results of those operations, in financial years subsequent to June 30, 2023, of the Group; or

•	the state of affairs, in financial years subsequent to June 30, 2023, of the Group.